PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Golden Star Acquisition Corporation [Member]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Concurrently with the closing of the IPO, the Sponsor purchased an aggregate of 307,000 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $3,070,000 in a Private Placement. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Concurrently with the closing of the IPO, the Sponsor purchased an aggregate of 307,000 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $3,070,000 in a Private Placement. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.